Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Summary of Regulatory Capital Requirements and Bank's Capital Position

The Bank’s actual capital amounts and percentages are also presented in the table (dollars in thousands):

			For Capital		For Well
	Actual		Adequacy Purposes		Capitalized Purposes
	Amount	Percentage	Amount	Percentage	Amount	Percentage
As of December 31, 2016
Tier 1 Leverage Capital	$25,994	8.73%	$11,906	4.00%	$14,883	5.00%
Common Equity Tier 1
Risk-Based Capital	25,994	11.70	9,995	4.50	14,437	6.50
Tier 1 Risk-Based Capital	25,994	11.70	13,326	6.00	17,769	8.00
Total Risk-Based Capital	28,772	12.95	17,769	8.00	22,211	10.00

As of December 31, 2015

Tier 1 Leverage Capital	$23,511	9.48%	$9,918	4.00%	$12,398	5.00%
Common Equity Tier 1
Risk-Based Capital	23,511	12.79	8,269	4.50	11,945	6.50
Tier1Risk-Based Capital	23,511	12.79	11,026	6.00	14,701	8.00
Total Risk-Based Capital	25,810	14.05	14,701	8.00	18,377	10.00